Real Estate Property Completed (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Components of the real estate property completed
Real estate property completed	$ 29,507,108	$ 31,566,156
Wuhan Centre China Grand Steel Market [Member]
Components of the real estate property completed
Costs of land use rights	7,213,617	7,716,994
Other development costs	22,293,491	23,849,162
Real estate property completed	$ 29,507,108	$ 31,566,156